Supplemental Cash Flow Disclosures - Summary of Supplemental cash flow disclosures (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Supplemental Cash Flow [Abstract]
Fair value of Agent's Warrants and corporate finance fee warrants	$ 1,415,424	$ 2,638,247
Fair value of warrants issued in connection with Loan Agreement	752,559	0
Issuance of common shares for acquisitions	1,156,437	0
Issuance of common shares pursuant to the conversion of convertible debentures	0	1,873,222
Issuance of shares for debt settlement	0	814,519
Issuance of unites for finders' fees	114,600	467,100
Lease liabilities assumed from acquisition	(127,543)	0
Property and equipment purchases included in accounts payable and accrued liabilities	2,428,427	25,276
Property and equipment acquired through financing arrangements	729,749
ROU assets acquired through leases	12,248,318	5,020,509	$ 401,709
ROU assets acquired through acquisition	$ 127,043	0
Non Cash Expenditure Incurred During Period		10,839,083	534,442
Adoption of IFRS 16, Leases		0	77,659
Property and equipment purchase in accounts payable		$ 25,276	35,659
ROU assets reclassified to property and equipment			$ 19,415